SEI INSTITUTIONAL INVESTMENTS TRUST

Extended Market Index Fund
Small Cap Fund
Small Cap II Fund
Small/Mid Cap Equity Fund
Emerging Markets Equity Fund
(the "Funds")

Supplement Dated May 20, 2024
to the Prospectus, dated September 30, 2023, as amended on November 8, 2023, November 30, 2023,
December 18, 2023, January 8, 2024, January 18, 2024, May 1, 2024 and May 6, 2024 (the "Prospectus")

This Supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with such Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following changes to the Funds.

Change in Portfolio Management of the Funds

Stephen C. Dolce no longer serves as a portfolio manager to the Extended Market Index, Small Cap, Small Cap II and Small/Mid Cap Equity Funds. Additionally, John Lau no longer serves as a portfolio manager to the Emerging Markets Equity Fund. As such, all references to Stephen C. Dolce and John Lau are hereby deleted from the Prospectus.

Change in Portfolio Management of the Extended Market Index Fund

In the Fund Summary of the Extended Market Index Fund, under the heading titled "Management," in the chart under the sub-heading titled "Investment Adviser and Portfolio Managers," the following text is hereby added in the appropriate alphabetical order thereof:

Portfolio Manager	Experience with the Fund	Title with Adviser
David L. Hintz, CFA	Since 2024	Portfolio Manager
Ryan McKeon, CFA	Since 2024	Portfolio Manager/Analyst

Change in Portfolio Management of the Small Cap, Small Cap II and Small/Mid Cap Equity Funds

In the Fund Summary of each of the Small Cap, Small Cap II and Small/Mid Cap Equity Funds, under the heading titled "Management," in the chart under the sub-heading titled "Investment Adviser and Portfolio Managers," the following text is hereby added in the appropriate alphabetical order thereof:

Portfolio Manager	Experience with the Fund	Title with Adviser
Cory Furlong, CFA	Since 2024	Portfolio Manager/Analyst
David L. Hintz, CFA	Since 2024	Portfolio Manager

Change in Portfolio Management of the Emerging Markets Equity Fund

In the Fund Summary of the Emerging Markets Equity Fund, under the heading titled "Management," in the chart under the sub-heading titled "Investment Adviser and Portfolio Managers," the following text is hereby added in the appropriate alphabetical order thereof:

Portfolio Manager	Experience with the Fund	Title with Adviser
Rich Carr, CFA	Since 2024	Portfolio Manager
David Zhang, CFA	Since 2024	Portfolio Manager/Analyst

Change in Portfolio Management of the Funds

Under the section titled "Investment Adviser," the paragraph relating to Rich Carr is hereby deleted and replaced with the following:

Rich Carr, CFA, serves as a Portfolio Manager for the World Equity Ex-US, Screened World Equity Ex-US and Emerging Markets Equity Funds. Mr. Carr serves as a Portfolio Manager within SIMC's Investment Management Unit where he is responsible for the management of international developed markets equity funds. Previously, Mr. Carr was a Director on SEI's Manager Research team where he led the due diligence and selection process for SEI's equity fund management and separate account business. Prior to joining SEI, he worked at MFP Strategies where he managed the firm's investment process and was responsible for asset-class valuation research and investment manager due diligence. Before MFP Strategies, Mr. Carr worked for Brinker Capital where he was responsible for portfolio management and investment manager due diligence. He earned his Bachelor of Science in Finance and a minor in Economics from the University of Delaware. Mr. Carr is a CFA charterholder and a member of the CFA Institute and the CFA Society of Philadelphia.

In addition, under the same section, the paragraph relating to David L. Hintz is hereby deleted and replaced with the following:

David L. Hintz, CFA serves as a Portfolio Manager for the Large Cap, Large Cap Disciplined Equity, Large Cap Index, S&P 500 Index, Extended Market Index, Small Cap, Small Cap II, Small/Mid Cap Equity, U.S. Managed Volatility and Global Managed Volatility Funds. In this role, Mr. Hintz is responsible for the management of the portfolios, capital market research, ongoing evaluation and allocation of equity managers and capital for the SEI funds. Prior to joining SEI, Mr. Hintz worked at Russell Investments as a Portfolio Manager and previously as the Head of US Equity Research and a Research Analyst. Mr. Hintz received his Bachelor of Science from Walla Walla University and his M.B.A. from Pacific Lutheran University. Mr. Hintz is a CFA charter holder from the CFA Institute.

In addition, under the same section, the following paragraphs are added in the appropriate alphabetical order thereof:

Cory Furlong, CFA, serves as a Portfolio Manager/Analyst for the Small Cap, Small Cap II and Small/Mid Cap Equity Funds. Within SIMC's Investment Management Unit, Mr. Furlong is responsible for the management of U.S. small cap equity funds and the oversight of related subadvisor strategies. Previously, Mr. Furlong was a Portfolio Analyst on SEI's Sub-Advised Equity team where he conducted the due diligence of subadvisors within SEI's equity fund management and separate account business. Prior to joining the Investment Management Unit, he worked within SEI's Investor Manager Services division where he served as an Account Analyst. He earned his Artium Baccalaureus in Economics from Princeton University. Mr. Furlong is a CFA charterholder and a member of the CFA Institute and the CFA Society of Philadelphia.

Ryan McKeon, CFA, serves as a Portfolio Manager/Analyst for the Extended Market Index Fund. Within SIMC's Investment Management Unit, Mr. McKeon is responsible for leading the US Large Cap Equity manager due diligence and selection process for SEI's fund management and separate account business, as well as for assisting in the management of US Large Cap Equity funds. Previously, Mr. McKeon was an analyst on SEI's Manager Research team, where he was responsible for manager due diligence and selection across both US and non-US equity sub-asset classes. He earned his Bachelor of Science in Finance from Pennsylvania State University. Mr. McKeon is a CFA charterholder and a member of the CFA Institute and the CFA Society of Philadelphia.

David Zhang, CFA, serves as a Portfolio Manager/Analyst for the Emerging Markets Equity Fund. Within SIMC's Investment Management Unit, Mr. Zhang is responsible for the management of SEI's emerging market equity funds. Previously, Mr. Zhang was the Assistant Portfolio Manager on SEI's Non-US Equity funds, where he assisted with manager due diligence and selection as well as portfolio strategy and management of the funds. In addition, Mr. Zhang has also covered manager due diligence and selection across both US Large Cap and US Small Cap strategies at SEI. Prior to joining SEI, he worked at Nationwide's Investment Management Group, where he was responsible for manager due diligence and portfolio monitoring across both US and Non-US equity strategies. He earned his Bachelor of Science in Engineering and a minor in Mathematics from the University of Pennsylvania. Mr. Zhang is a CFA charterholder and a member of the CFA Institute and the CFA Society of Philadelphia.

There are no other changes to the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-1522 (05/24)

SEI INSTITUTIONAL INVESTMENTS TRUST

Extended Market Index Fund
Small Cap Fund
Small Cap II Fund
Small/Mid Cap Equity Fund
Emerging Markets Equity Fund
(the "Funds")

Supplement Dated May 20, 2024
to the Statement of Additional Information, dated September 30, 2023, as amended on November 8, 2023, November 30, 2023, December 18, 2023, January 4, 2024, January 8, 2024, January 18, 2024, April 16, 2024, May 1, 2024 and May 6, 2024 (the "SAI")

This Supplement provides new and additional information beyond that contained in the SAI and should be read in conjunction with such SAI.

The SAI is hereby amended and supplemented to reflect the following changes to the Funds.

Change in Portfolio Management of the Funds

Stephen C. Dolce no longer serves as a portfolio manager to the Extended Market Index, Small Cap, Small Cap II and Small/Mid Cap Equity Funds. Additionally, John Lau no longer serves as a portfolio manager to the Emerging Markets Equity Fund. As such, all references to Stephen C. Dolce and John Lau are hereby deleted from the SAI.

Under the section titled "The Adviser and the Sub-Advisers," under the heading titled "Portfolio Management," under the sub-heading titled "SIMC," the text relating to Rich Carr and David L. Hintz is hereby deleted and the following text is added under "Ownership of Fund Shares" in the appropriate alphabetical order thereof:

Portfolio Manager	Dollar Range of Fund Shares
Rich Carr, CFA*	$0
Cory Furlong, CFA*	$0
David L. Hintz, CFA*	$0
Ryan McKeon, CFA*	$0
David Zhang, CFA*	$0

*  This information is provided as of March 31, 2024

In addition, under the same sub-heading, the text relating to Rich Carr and David L. Hintz is hereby deleted and the following text is hereby added under "Other Accounts" in the appropriate alphabetical order thereof:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)
Rich Carr, CFA*	2	$5,610.91	3	$1,028.24	0	$0
Cory Furlong, CFA*	6	$2,388.21	2	$970.37	0	$0
David L. Hintz, CFA*	20	$17,716.61	8	$3,964.21	0	$0
Ryan McKeon, CFA*	6	$11,042.64	2	$866.42	0	$0
David Zhang, CFA*	1	$1,581.38	3	$1,028.24	0	$0

*  This information is provided as of March 31, 2024.

No account listed above is subject to a performance-based advisory fee.

There are no other changes to the SAI.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-1523 (05/24)